SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
A summary of the restricted share activity for the year ended June 30, 2017 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2016	14,375	23.95
Granted	67,500	20.09
Vested	18,750	23.05
Un-vested at June 30, 2017	63,125	20.09

Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the 2015 performance option activity for the year ended June 30, 2017 is as shown below:
2015 Performance Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding as at June 30, 2016	1,740,000	22.25	3.87	-
Forfeited	1,344,000	22.05
Outstanding as at June 30, 2017	396,000	22.05	2.87	-

Vested and expected to vest at June 30, 2017	396,000	22.05	2.87	-

Exercisable at June 30, 2017	198,000	22.05	2.87	-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The major inputs to the binomial model are as follows:

For options granted on May 14, 2015
Risk-free rate of return	1.51%
Weighted average expected volatility	53.42%
Expected life (in years)	5 years
Expected ordinary dividend yield	nil

Vesting Schedule For Performance Shares [Table Text Block]
The vesting schedule for such performance share options is as below:

EPS Threshold	Number of vested options	Months after the grant date
		24 months	36 months	48 months
Annual growth rate over 15% but below 20%	1,160,000	348,000	348,000	464,000
CAGR equals or over 20% but below 25%	Additional 290,000	-	-	290,000
CAGR equals 25% or above	Additional 290,000	-	-	290,000

	Total	348,000	348,000	1,044,000